Group Subsidiaries and Holdings - Joint Venture (Details)			12 Months Ended
	Dec. 01, 2015	Apr. 30, 2014	Dec. 31, 2020
WuXi MedImmune Biopharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures			50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures		50.00%	50.00%
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%		50.00%
Montrose Chemical Corporation of California
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures			50.00%